Property, plant and equipment - pledged as security for debt (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	€ 1,108	€ 1,637
Land and industrial buildings pledged as security for debt
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	535	777
Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	571	855
Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	€ 2	€ 5